Note 11 - Accrued expenses and other payables: Schedule of accrued expenses and other payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Details
Accrued expenses (i)	$ 279,394	$ 80,018
Accrued payroll	1,032,493	948,371
Estimated warranty liabilities (ii)	40,396	65,073
Intercourse funds payable (iii)	97,722	196,479
Total accrued expenses and other payables	$ 1,450,005	$ 1,289,941